Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Tax losses carried forward	¥ 121,948	¥ 46,807
Allowance for doubtful accounts	567	567
Provision for inventory	128,163	107,239
Unrealized (loss) gain from intragroup sale	3,361	(35,548)
Subtotal	254,039	119,065
Less: Valuation allowance	¥ (254,039)	¥ (119,065)	¥ (1)